Nature of Business and Basis of Presentation (Details Narrative)	1 Months Ended	3 Months Ended
	Feb. 01, 2019	Apr. 06, 2020	Sep. 30, 2021
Short-term Debt [Line Items]
Stockholders' Equity, Reverse Stock Split	Effective February 1, 2019, the Company completed a 20 to 1 reverse split of its Common Stock, reducing the issued and outstanding shares of Common Stock from 1,713,046,242 to 85,652,400 (the “First Reverse Stock Split”). The Company’s authorized capital of Common Stock remained as previously established at 3,000,000,000 shares.	Effective April 6, 2020, the Company completed another 20 to 1 reverse split of its Common Stock, reducing the issued and outstanding shares of Common Stock from 1,193,501,925 to 59,675,417 (the “Second Reverse Stock Split”). The number of Common Shares authorized for issuance remained as previously established at 3,000,000,000 shares.
R B Capital [Member] | Promissory Notes [Member]
Short-term Debt [Line Items]
Debt stated rate			5.00%